Stock-Based Compensation - Shares Available for Future Grant (Details) - 2014 Plan	12 Months Ended
Dec. 31, 2023 shares
Shares Available For Grant [Roll Forward]
Balance at the beginning (in shares)	169,099
Share pool increase (in shares)	1,482,003
Cancelled (in shares)	24,448
Forfeited (in shares)	37,789
RSU releases (in shares)	5,333
RSU grants (in shares)	(842,445)
Granted (in shares)	(388,555)
Balance at the ending (in shares)	487,672